OTHER CURRENT LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and related expenses	$ 10,022	$ 8,164
Government institutions	1,224	1,539
Income Tax	758	202
Other	4,716	3,300
Total other current liabilities	$ 16,720	$ 13,205